Fair Value Measurements	24 Months Ended
Oct. 31, 2012
Fair Value Measurements

12. Fair Value Measurements

For assets and liabilities measured at fair value on a recurring and nonrecurring basis, a three-level hierarchy of measurements based upon observable and unobservable inputs is used to arrive at fair value. Observable inputs are developed based on market data obtained from independent sources, while unobservable inputs reflect our assumptions about valuation based on the best information available in the circumstances. Depending on the inputs, we classify each fair value measurement as follows:

•	Level 1—based upon quoted prices for identical instruments in active markets,

•

Level 2—based upon quoted prices for similar instruments, prices for identical or similar instruments in markets that are not active, or model-derived valuations, all of whose significant inputs are observable, and

•	Level 3—based upon one or more significant unobservable inputs.

The following section describes key inputs and assumptions in our valuation methodologies:

Cash Equivalents and Restricted Cash Equivalents—We classify highly liquid investments, with a maturity of 90 days or less at the date of purchase, including U.S. Treasury bills, federal agency securities, and commercial paper, as cash equivalents. The carrying amounts of cash and cash equivalents and restricted cash approximate fair value because of the short-term maturity and highly liquid nature of these instruments.

Marketable Securities—Our marketable securities portfolios are classified as available-for-sale and primarily include investments in U.S. government and commercial paper with a maturity of greater than 90 days at the date of purchase. We use quoted prices from active markets to determine fair value.

Derivative Assets and Liabilities—We measure the fair value of derivatives assuming that the unit of account is an individual derivative transaction and that each derivative could be sold or transferred on a stand-alone basis. We classify within Level 2 our derivatives that are traded over-the-counter and valued using internal models based on observable market inputs. In certain cases, market data is not available and we estimate inputs such as in situations where trading in a particular commodity is not active. Measurements based upon these unobservable inputs are classified within Level 3. For more information regarding derivatives, see Note 13, Financial Instruments and Commodity Contracts.

Retained Interests—We held retained interests in receivables sold in off-balance sheet securitization transactions prior to November 1, 2010. We estimated the fair value of those retained interests using internal valuation models that incorporate market inputs and our own assumptions about future cash flows. The fair value of retained interests was estimated based on the present value of monthly collections on the sold finance receivables in excess of amounts accruing to investors and other obligations arising in securitization transactions. In addition to the amount of debt and collateral held by the securitization vehicle, the three key inputs that affect the valuation of the retained interests include credit losses, payment speed, and the discount rate. We classified these assets within Level 3.

Guarantees—We provide certain guarantees of payments and residual values to specific counterparties. Fair value of these guarantees is based upon internally developed models that utilize current market-based assumptions and historical data. We classify these liabilities within Level 3. For more information regarding guarantees, see Note 14, Commitments and Contingencies.

The following table presents the financial instruments measured at fair value on a recurring basis as of October 31, 2012:

	As of October 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Marketable securities:
U.S. Treasury bills	$420	$—	$—	$420
Other	46	—	—	46

Total assets	$466	$—	$—	$466

Liabilities
Derivative financial instruments:
Commodity contracts	$—	$4	$—	$4
Guarantees	—	—	7	7

Total liabilities	$—	$4	$7	$11

The following table presents the financial instruments measured at fair value on a recurring basis as of October 31, 2011:

	As of October 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Marketable securities:
U.S. Treasury bills	$283	$—	$—	$283
Other U.S. and non-U.S. government bonds	415	—	—	415
Other	20	—	—	20
Derivative financial instruments:
Commodity contracts	—	—	1	1
Foreign currency contracts	—	3	—	3

Total assets	$718	$3	$1	$722

Liabilities
Derivative financial instruments:
Commodity contracts	$—	$3	$3	$6
Foreign currency swaps	—	4	—	4
Guarantees	—	—	6	6

Total liabilities	$—	$7	$9	$16

The tables below present the changes for those financial instruments classified within Level 3 of the valuation hierarchy:

	2012			2011
(in millions)	Guarantees	Retained interests	Commodity contracts	Guarantees	Retained interests	Commodity contracts
Balance at November 1	$(6)	$—	$(2)	$—	$53	$2
Total gains (realized/unrealized) included in earnings (A)	—	—	—	—	—	2
Transfers out of Level 3	—	—	2	—	—	—
Issuances	(1)	—	—	(6)	—	—
Settlements	—	—	—	—	(53)	(6)

Balance at October 31	$(7)	$—	$—	$(6)	$—	$(2)

Change in unrealized gains on assets and liabilities still held	$—	$—	$—	$—	$—	$(2)

(A)	For commodity contracts, gains are included in Cost of products sold.

The following table presents the financial instruments measured at fair value on a nonrecurring basis:

	Level 2
(in millions)	2012	2011
Finance receivables (A)	$5	$5

(A)	Certain impaired finance receivables are measured at fair value on a nonrecurring basis. An impairment charge is recorded for the amount by which the carrying value of the receivables exceeds the fair value of the underlying collateral, net of remarketing costs. As of October 31, 2012, impaired receivables with a carrying amount of $14 million had specific loss reserves of $9 million and a fair value of $5 million. As of October 31, 2011, impaired receivables with a carrying amount of $15 million had specific loss reserves of $10 million and a fair value of $5 million. Fair values of the underlying collateral are determined by reference to dealer vehicle value publications adjusted for certain market factors.

For the purpose of impairment evaluation during the year ended October 31, 2012, the Company measured the fair values of certain long-lived assets, including intangible assets. No long-lived assets were written down to their fair value during the year ended October 31, 2012. During the year ended October 31, 2011, certain impaired property and equipment with a carrying amount of $64 million were written down to their fair value of $54 million resulting in an impairment charge of $10 million, which was included in Impairment of property and equipment and intangible assets. We utilized the market and cost approach to determine the fair value of these Level 3 assets. During the three months ended July 31, 2011, intangible assets with a carrying amount of $84 million were written down to their fair value of $30 million, resulting in an impairment charge of $54 million, which was included in Impairment of property and equipment and intangible assets. We utilized the income and market approach to determine the fair value of these Level 3 assets.

In addition to the methods and assumptions we use for the financial instruments recorded at fair value as discussed above, we use the following methods and assumptions to estimate the fair value for our other financial instruments that are not marked to market on a recurring basis. The carrying amounts of Cash and cash equivalents, Restricted cash, and Accounts payable approximate fair values because of the short-term maturity and highly liquid nature of these instruments. Finance receivables generally consist of retail and wholesale accounts and retail and wholesale notes. The carrying amounts of Trade and other receivables and retail and wholesale accounts approximate fair values as a result of the short-term nature of the receivables. The carrying amounts of wholesale notes approximate fair values as a result of the short-term nature of the wholesale notes and their variable interest rate terms. The fair values of these financial instruments are classified as Level 1. Due to the nature of the aforementioned financial instruments, they have been excluded from the fair value amounts presented in the table below.

The fair values of our retail notes are estimated by discounting expected cash flows at estimated current market rates. The fair values of our retail notes are classified as Level 3 financial instruments.

The fair values of our debt instruments classified as Level 1 were determined using quoted market prices. Our Loan Agreement underlying the Tax Exempt Bonds are traded but are illiquid and as a result are classified as Level 2. The fair values of our Level 3 debt instruments are generally determined using internally developed valuation techniques such as discounted cash flow modeling. Inputs such as discount rates and credit spreads reflect our estimates of assumptions that market participants would use in pricing the instrument and may be unobservable.

The carrying values and estimated fair values of financial instruments are summarized in the tables below:

	As of October 31, 2012
	Estimated Fair Value				Carrying Value
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Retail notes	$—	$—	$613	$613	$618
Notes receivable	—	—	27	27	27
Liabilities
Debt:
Manufacturing operations
Senior Secured Term Loan Credit Facility, due 2014	—	—	1,047	1,047	991
8.25% Senior Notes, due 2021	899	—	—	899	872
3.0% Senior Subordinated Convertible Notes, due 2014(A)	514	—	—	514	520
Debt of majority-owned dealerships	—	—	60	60	60
Financing arrangements	—	—	102	102	136
Loan Agreement related to 6.5% Tax Exempt Bonds, due 2040	—	234	—	234	225
Promissory Note	—	—	29	29	30
Other	—	—	67	67	67
Financial Services operations
Asset-backed debt issued by consolidated SPEs, at various rates, due serially through 2019	—	—	994	994	994
Bank revolvers, at fixed and variable rates, due dates from 2013 through 2019	—	—	734	734	763
Commercial paper, at variable rates, due serially through 2013	31	—	—	31	31
Borrowings secured by operating and finance leases, at various rates, due serially through 2017	—	—	79	79	78

	As of October 31, 2011
	Estimated Fair Value				Carrying Value
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Retail notes	$—	$—	$954	$954	$958
Notes receivable	—	—	47	47	47
Liabilities
Debt:
Manufacturing operations
8.25% Senior Notes, due 2021	1,131	—	—	1,131	967
3.0% Senior Subordinated Convertible Notes, due 2014(A)	633	—	—	633	497
Debt of majority-owned dealerships	—	—	88	88	94
Financing arrangements	—	—	112	112	114
Loan Agreement related to 6.5% Tax Exempt Bonds, due 2040	—	234	—	234	225
Promissory Note	—	—	39	39	40
Other	—	—	26	26	39
Financial Services operations
Asset-backed debt issued by consolidated SPEs, at various rates, due serially through 2018	—	—	1,695	1,695	1,664
Bank revolvers, at fixed and variable rates, due dates from 2013 through 2017	—	—	1,091	1,091	1,072
Commercial paper, at variable rates, due serially through 2012	70	—	—	70	70
Borrowings secured by operating and finance leases, at various rates, due serially through 2017	—	—	70	70	70

(A)	The carrying value represents the consolidated financial statement amount of the debt which excludes the allocation of the conversion feature to equity, while the fair value is based on quoted market prices for the convertible note which includes the equity feature.